May 25, 2017

DBX ETF TRUST

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus

dated September 30, 2016, as supplemented

Effective on or about May 15, 2017, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC has assumed the day-to-day management of the Fund’s portfolio. Accordingly, as of such date, all references to Deutsche Investment Management Americas Inc. (“DIMA”) as the “Sub-Adviser” for the Fund are hereby removed from the Fund’s Summary Prospectus and Statutory Prospectus.

Effective on or about May 15, 2017, the information contained in the section of the Fund’s Summary Prospectus and Statutory Prospectus under the heading “Management—Portfolio Managers” is hereby deleted and replaced with the following:

Bryan Richards, Brandon Matsui, Tanuj Dora and Alexander Bridgeforth are portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of a portfolio management team. Messrs. Richards, Matsui, Dora and Bridgeforth have been portfolio managers of the Fund since May 2017.

Effective on or about May 15, 2017, the information contained in the section of the Prospectus entitled “Fund Details—Management—Portfolio Managers. (Each Fund except Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF)” is also applicable to the Fund. Accordingly, the foregoing parenthetical is hereby deleted from that section’s title, and the section of the Prospectus entitled “Fund Details—Management—Portfolio Managers. (Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF)” is hereby deleted in its entirety.

Please retain this supplement for future reference.

May 25, 2017

DBX ETF TRUST

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information

dated September 30, 2016, as supplemented

Effective on or about May 15, 2017, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC has assumed the day-to-day management of the Fund’s portfolio. Accordingly, as of such date, all references to Deutsche Investment Management Americas Inc. (“DIMA”) as the “Sub-Adviser” for the Fund are hereby removed from the Fund’s Statement of Additional Information.

Effective on or about May 15, 2017, the information contained in the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers.” is hereby deleted and replaced with the following:

Set forth below is additional information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”).

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. Richards is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Prior to his current role, Mr. Richards served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, on behalf of an ETF issuer based in New York. At Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. He is currently responsible for the DBX Advisors managed ETFs. Mr. Richards earned a BS in Finance from Boston College and is a CFA Charterholder.

Mr. Matsui is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2016. Prior to joining the Passive Asset Management business, Mr. Matsui served as a Managing Director and Portfolio Manager for Charles Schwab Investment Management, Inc. (“CSIM”) where he was responsible for the day-to-day co-management of Schwab’s taxable bond funds and the Schwab Fixed-Income ETFs. Before joining CSIM in 2010, Mr. Matsui was an associate Portfolio Manager on the Beta Management team at BNY Mellon and an analyst in the portfolio analytics group at BlackRock Solutions. Mr. Matsui earned an MBA from the University of Hawaii, with an emphasis in Finance and a minor in Japanese. He is a CFA Charterholder and has earned the Financial Risk Manager (FRM) certification.

Mr. Dora is a Vice President with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2016. Prior to his current role, Mr. Dora was responsible for trading and market making of European fixed income ETFs, structured funds, index swaps and options within the Fixed Income Derivatives Group in Corporate Banking & Securities,

based out of London. Mr. Dora has a BTech and MTech (dual degree) in Industrial Engineering & Management from the Indian Institute of Technology Kharagpur.

Mr. Bridgeforth is an Assistant Vice President with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2016. Prior to his current role, Mr. Bridgeforth was an Associate Portfolio Manager for Charles Schwab Investment Management, Inc. (CSIM) where he co-managed Schwab’s taxable bond funds and the Schwab Fixed-Income ETFs. Prior to his Portfolio Manager role, Mr. Bridgeforth served as an Associate Trading Assistant in fixed income with CSIM. Mr. Bridgeforth earned a Bachelor of Science in Finance from the University of Arizona and has passed the first level of the CFA program.

Effective on or about May 15, 2017, the information contained in the section entitled “Investment Advisory, Sub-Advisory Administrative and Distribution Services – Portfolio Managers. – Certain Portfolio Manager Information” is hereby deleted and replaced with the following:

The Portfolio Managers were also primarily responsible for the day-to-day management of other accounts, as set forth in the tables below.

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of May 24, 2017, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Richards:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	38	1	2
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$14,400	$2	$95
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Matsui:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	7	0	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$280	$0	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Dora:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	7	0	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$280	$0	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Bridgeforth:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	7	0	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$280	$0	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

Please retain this supplement for future reference.